Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following at December 31:

	2012	2011

Office Equipment	$1,507	$1,502
Furniture and Fixtures	4,417	4,400
Leasehold Improvements	22,140	22,054
	28,064	27,956
Less: Accumulated Depreciation	(14,366)	(1,101)
	$13,698	$26,855